SUBSEQUENT EVENTS (Details) - USD ($)	Apr. 19, 2024	Apr. 18, 2024	Mar. 31, 2024	Sep. 30, 2023
SUBSEQUENT EVENTS
Ordinary Shares, shares authorized			100,000,000	100,000,000
Ordinary Shares, par value			$ 0.00166667	$ 0.00166667
Subsequent events
SUBSEQUENT EVENTS
Ordinary shares, authorized value	$ 833,335	$ 166,667
Ordinary Shares, shares authorized	500,000,000	100,000,000
Ordinary Shares, par value	$ 0.00166667	$ 0.00166667
Preferred shares, shares authorized	50,000,000
Preferred shares, par value	$ 0.00166667
Issued and Outstanding ordinary shares into Class A ordinary share | Subsequent events
SUBSEQUENT EVENTS
Number of shares to be re-designated and re-classified	35,750,000
Authorized but unissued Ordinary Shares into preferred shares | Subsequent events
SUBSEQUENT EVENTS
Number of shares to be re-designated and re-classified	50,000,000
Authorized but unissued Ordinary Shares into Class B Ordinary Shares | Subsequent events
SUBSEQUENT EVENTS
Number of shares to be re-designated and re-classified	100,000,000
Authorized but unissued Ordinary Shares into Class A Ordinary Shares | Subsequent events
SUBSEQUENT EVENTS
Number of shares to be re-designated and re-classified	314,250,000
Common Class A | Subsequent events
SUBSEQUENT EVENTS
Ordinary Shares, shares authorized	350,000,000
Number of shares for each re-designated and re-classified issued and outstanding share	1
Ordinary Shares, par value	$ 0.00166667
Common Class B | Subsequent events
SUBSEQUENT EVENTS
Ordinary Shares, shares authorized	100,000,000
Ordinary Shares, par value	$ 0.00166667